Accounting Policies and Basis of Preparation	6 Months Ended
Jun. 30, 2019
Disclosure Of Accounting Policies [Abstract]
Accounting Policies and Basis of Preparation

Notes to the Interim Financial Statements

ACCOUNTING POLICIES AND BASIS OF PREPARATION

The condensed consolidated financial information comprises the unaudited interim financial information for the six months to 30 June 2019. This condensed consolidated financial information has been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules issued by the Financial Conduct Authority. The interim condensed consolidated financial information is unaudited.

The condensed consolidated financial information does not constitute statutory accounts within the meaning of the UK Companies Act 2006 and should be read in conjunction with the Annual Report and Form 20-F, including the audited financial statements for the year ended 31 December 2018, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, IFRS as adopted by the EU, and in accordance with the provisions of the UK Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented. The Annual Report and Form 20-F for 2018 represent the statutory accounts for that year and have been filed with the Registrar of Companies. The auditor’s report on those statements was unmodified and did not contain an emphasis of matter paragraph and did not contain any statement under Section 498 (2) or (3) of the Companies Act 2006.

This condensed consolidated financial information has been prepared under the historical cost convention, except in respect of certain financial instruments, and on a basis consistent with the accounting policies as set out in the Annual Report and Form 20-F for the year ended 31 December 2018, except where noted below.

With effect from 1 January 2019, the Group has applied IFRS 16 Leases to contractual arrangements which are, or contain, leases of assets, and consequently recognises right-to-use assets and lease liabilities at the commencement of the leasing arrangement, with the assets included as part of property, plant and equipment and the liabilities included as part of borrowings.

In adopting IFRS 16, the Group has applied the modified retrospective approach with no restatement of prior periods, as permitted by the Standard. Total assets and total equity and liabilities on 1 January 2019 have both increased by £607million. The Group has taken advantage of certain practical expedients available under the Standard, including “grandfathering” previously recognised lease arrangements such that contracts were not reassessed at the implementation date as to whether they were, or contained, a lease, and leases previously classified as finance leases under IAS 17 remained capitalised on the adoption of IFRS 16. In addition, as part of the implementation, the Group has applied a single discount rate to portfolios of leases with reasonably similar characteristics, has assessed whether individual leases are onerous prior to applying the Standard, has applied hindsight in determining the lease term if the contract contains options to extend or terminate the lease, and has not applied the capitalisation requirements of the Standard to leases for which the lease term ends within 12 months of the date of initial application.

Notes to the Interim Financial Statements

Accounting policies and basis of preparation cont…

The preparation of this condensed consolidated financial information requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities at the date of this condensed consolidated financial information. Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the condensed consolidated financial information. The key estimates and assumptions were the same as those that applied to the consolidated financial information for the year ended 31 December 2018, apart from updating the assumptions used to determine the carrying value of liabilities for retirement benefit schemes. In the future, actual experience may deviate from these estimates and assumptions, which could affect this condensed consolidated financial information as the original estimates and assumptions are modified, as appropriate, in the period in which the circumstances change.